Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the cash flows - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial value of Class A common stock subject to possible redemption		$ 170,500,700
Change in Value of Class A common stock subject to possible redemption	$ 7,030,200	3,730,360	$ 1,456,580
Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial value of Class A common stock subject to possible redemption		(170,500,700)
Change in Value of Class A common stock subject to possible redemption	(7,030,200)	(3,730,360)	(1,456,580)
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial value of Class A common stock subject to possible redemption
Change in Value of Class A common stock subject to possible redemption